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                                   SUPPLEMENT
                             DATED JUNE 1, 2001 TO
                       PROSPECTUS DATED JANUARY 29, 2001
                           THE HUMANE EQUITY FUND INC

DISTRIBUTOR

As of June 1, 2001, Salomon Smith Barney Inc. serves as the fund's distributor.